QUARTERLY REPORT

OPPORTUNISTIC TRADER ETF

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

		Shares	Value
0.06%	EXCHANGE TRADED FUNDS
0.06%	TREASURY ETFS
	US Treasury 3 Month Bill	209	$10,450

0.06%	TOTAL EXCHANGE TRADED FUNDS		10,450
	(Cost: $10,431)

79.69%	SHORT TERM INVESTMENTS
79.69%	DEBT SECURITIES
	US T-Bill DN 10/16/2025 10/16/2025 0.040%(A)	13,150,000	13,127,863

79.69%	TOTAL SHORT TERM INVESTMENTS		13,127,863
	(Cost: $13,127,076)

6.03%  OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
3.66%	CALL
	Invesco QQQ Trust Series	250	15,009,250	595.00	10/01/2025	128,750
	Invesco QQQ Trust Series	350	21,012,950	602.00	10/01/2025	21,700
	Invesco QQQ Trust Series	400	24,014,800	603.00	10/01/2025	15,200
	Invesco QQQ Trust Series	450	27,016,650	597.00	10/02/2025	225,900
	Invesco QQQ Trust Series	400	24,014,800	599.00	10/02/2025	116,400
	Invesco QQQ Trust Series	100	6,003,700	601.00	10/02/2025	17,500
	S&P 500®	50	13,730	6,700.00	09/30/2025	250
	S&P 500®	50	13,730	6,705.00	09/30/2025	250
	S&P 500®	40	10,984	6,715.00	09/30/2025	80
	S&P 500®	120	32,952	6,720.00	09/30/2025	600
	S&P 500®	110	30,206	6,730.00	09/30/2025	330
	S&P 500®	90	24,714	6,705.00	10/01/2025	29,790
	S&P 500®	190	52,174	6,710.00	10/01/2025	46,550
	(Cost: $649,073)					603,300

QUARTERLY REPORT

OPPORTUNISTIC TRADER ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Shares	Expiration Date	Value
2.37%	PUT
	Invesco QQQ Trust Series	750	45,027,750	591.00	09/30/2025	$750
	S&P 500®	100	27,460	6,550.00	10/01/2025	16,000
	S&P 500®	120	32,952	6,590.00	10/01/2025	29,400
	S&P 500®	45	12,357	6,685.00	10/01/2025	83,835
	S&P 500®	120	32,952	6,690.00	10/01/2025	257,760
	United States Oil Fund	500	3,687,500	72.00	10/01/2025	3,000
	(Cost: $420,585)					390,745

6.03%	TOTAL OPTIONS PURCHASED					994,045
	(Cost: $1,069,658)

85.78%	TOTAL INVESTMENTS					14,132,358
	(Cost: $14,207,165)
14.22%	Other assets, net of liabilities					2,342,472
100.00%	NET ASSETS					$16,474,830

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of September 30,2025

QUARTERLY REPORT

OPPORTUNISTIC TRADER ETF

Schedule of Options WrittenSeptember 30, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Shares	Expiration Date	Value
(2.39%)	COMMON STOCKS SOLD SHORT
	Nvidia Corp			(1,000)		$(186,580)
(2.39%)	TOTAL COMMON STOCKS SOLD SHORT					(186,580)
	(Cost: $178,183)

(54.52%)	EXCHANGE TRADED FUNDS SOLD SHORT
	GraniteShares 2x Long NVDA Daily Target ETF			(45,384)		(4,248,850)
(54.52%)	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT					(4,248,850)
	(Cost: $4,055,630)

(11.55%)	OPTIONS WRITTEN
(6.73%)	CALL
	Invesco QQQ Trust Series	250	(15,009,250)	593	10/01/2025	(170,750)
	Invesco QQQ Trust Series	350	(21,012,950)	599	10/01/2025	(71,750)
	Invesco QQQ Trust Series	400	(24,014,800)	600	10/01/2025	(59,600)
	Invesco QQQ Trust Series	450	(27,016,650)	594	10/02/2025	(334,800)
	Invesco QQQ Trust Series	400	(24,014,800)	596	10/02/2025	(204,000)
	Invesco QQQ Trust Series	100	(6,003,700)	598	10/02/2025	(36,000)
	S&P 500®	160	(43,936)	6,710.00	09/30/2025	(480)
	S&P 500®	90	(24,714)	6,685.00	10/01/2025	(87,660)
	S&P 500®	190	(52,174)	6,690.00	10/01/2025	(144,400)
	(Premiums Received: $1,133,635)					(1,109,440)

(4.82%)	PUT
	GraniteShares 2x Long NVDA Daily Target ETF	930	(8,706,660)	90.5	10/03/2025	(120,900)
	GraniteShares 2x Long NVDA Daily Target ETF	200	(1,872,400)	92	10/03/2025	(42,600)
	Invesco QQQ Trust Series	750	(45,027,750)	594	09/30/2025	(1,500)

QUARTERLY REPORT

OPPORTUNISTIC TRADER ETF

Schedule of Options Written - continuedSeptember 30, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Shares	Expiration Date	Value
	S&P 500®	120	(32,952)	6,615.00	10/01/2025	$(42,000)
	S&P 500®	45	(12,357)	6,705.00	10/01/2025	(142,515)
	S&P 500®	120	(32,952)	6,710.00	10/01/2025	(436,440)
	Unitied States Oil Fund	500	(3,687,500)	73.00	US10/0	(8,500)
	(Premiums Received: $902,597)					(794,455)

(11.55%)	TOTAL OPTIONS WRITTEN					(1,903,895)
	(Premiums Received: $2,036,232)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

OPPORTUNISTIC TRADER ETF

Schedule of Options Written - continuedSeptember 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
EXCHANGE TRADED FUNDS	$10,450	$—	$—	$10,450
TREASURIES	13,127,863	—	—	13,127,863
OPTIONS PURCHASED	994,045	994,045	—	1,988,090
TOTAL INVESTMENTS	$14,132,358	$994,045	$—	$14,132,358
COMMON STOCKS SOLD SHORT	$(186,580)	$—	$—	$(186,580)
EXCHANGE TRADED FUNDS SOLD SHORT	(4,248,850)	—	—	(4,248,850)
OPTIONS WRITTEN	—	(1,903,895)	—	(1,903,895)
TOTAL SHORT INVESTMENTS	$(186,580)	$—	$—	$(6,339,325)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $7,937,121, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$478,766
Gross unrealized depreciation	(622,854)
Net unrealized appreciation	$(144,088)